Capital and Reserves	12 Months Ended
Jul. 31, 2020
Capital And Reserves
Capital and Reserves
(a)	Authorized share capital

At July 31, 2020 and July 31, 2019, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

On May 27, 2020, the Company completed the Share Split on the basis of two additional common shares for every common share outstanding prior to the Share Split.

(b)	Private placement

The Company completed the private placement in one tranche of 13,636,365 common shares (pre- forward split basis of 4,545,455 common shares) on March 26, 2020, at a price of $0.04 (pre- forward split basis of $0.11) per unit for gross proceeds of $500,000. Each unit consisted of one common share and one warrant (the "Warrant"). Each Warrant entitles the holder to purchase one additional share at a price of $0.05 (pre-forward split basis of $0.15) for five years. In addition, at the request of the holder, and subject to certain conditions being met at the time of exercise of the Warrant, the shares to be issued may be designated as ‘flow-through shares’. After issuance costs of $1,302, the Company raised net proceeds of $498,698.

The private placement results in Robert Dickinson holding a control position of approximately 43% (60%, if warrants exercised) of the Company and has been approved by the TSX-V.

(c)	Shares for debt settlement

On December 6, 2019, the Company issued 1,800,000 shares (pre-forward split basis of 600,000 shares) valued at $126,000 to settle $2,905,882 of debt. The debt settlements resulted in a gain on settlement of debt of $2,779,882 (note 7(b)).

(d)	Warrants

On March 26, 2020, the Company, as part of the private placement, issued 13,636,365 warrants (pre- forward split basis of 4,545,455 warrants) valued at $nil.

The continuity of the warrants during the year ended July 31, 2020 is as follows:

	Number of warrants	Weighted average exercise price ($)
Balance July 31, 2018	—	$—
Granted	—	—
Balance July 31, 2019	—	$—
Granted	13,636,365	0.05
Balance July 31, 2020	13,636,365	$0.05

The outstanding warrants at July 31, 2020 are as follows:

Expiry Date	Price per share	Warrants Outstanding
March 26, 2025	$0.05	13,636,365

(e)	Basic and Diluted Earnings (Loss)

	July 31, 2020	July 31, 2019
Weighted average common shares outstanding	15,959,818	10,041,411
Plus net incremental shares from assumed conversions: Warrants	3,205,229	—
Diluted weighted average common shares outstanding	19,165,047	10,041,411

For the periods where the Company records earnings, the Company calculates diluted earnings per share using the basic weighted average number of shares. If the diluted weighted average number of shares was used, the result would be a reduction in the earnings, which would be anti-dilutive.